Retirement and Deferred Compensation Plans - Fair Values of Plan Assets for Each Major Asset Category Based on Nature and Significant Concentration of Risks in Plan Assets (Detail) - USD ($)
$ in Millions
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 197	$ 206
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80	82
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	117	124
Quoted Price in Active Markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	197	206
Quoted Price in Active Markets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80	82
Quoted Price in Active Markets (Level 1) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	117	124
UK Quoted Equities [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27	28
UK Quoted Equities [Member] | Quoted Price in Active Markets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27	28
Overseas Quoted Equities [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53	54
Overseas Quoted Equities [Member] | Quoted Price in Active Markets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53	54
U.K. Government Bonds [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	93	99
U.K. Government Bonds [Member] | Quoted Price in Active Markets (Level 1) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	93	99
U.K. Corporate Bonds [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24	25
U.K. Corporate Bonds [Member] | Quoted Price in Active Markets (Level 1) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 24	$ 25